Related Party Disclosures - Summary Of Transactions And Balances With Related Parties (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Analysis of income and expense [abstract]
Other financial interest	€ 2,091	€ 62
Professional services	5,575	6,767
Statement of financial position [abstract]
Borrowings	(230,240)
Shareholders
Analysis of income and expense [abstract]
Revenue	0	0
Statement of financial position [abstract]
Accounts receivables and accounts payables	0		€ 369
Joint Venture
Analysis of income and expense [abstract]
Revenue	0	0
Statement of financial position [abstract]
Accounts receivables and accounts payables	0		0
Key management
Analysis of income and expense [abstract]
Revenue	0	0
Statement of financial position [abstract]
Accounts receivables and accounts payables	0		0
Related parties
Analysis of income and expense [abstract]
Revenue	0	€ 0
Statement of financial position [abstract]
Accounts receivables and accounts payables	€ 0		€ 369